TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December 31,
	2 0 2 5	2 0 2 4
	U.S. dollars in thousands

Research and development expenses, which are recognized for tax purposes over three years	$78	$87
Carryforward tax losses, see (2) below	1,194	880
Other	69	21
Less - valuation allowance, see (2) below	(1,194)	(880)
	$147	$108

Schedule of Components of Income Tax Expense
	Years Ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	In thousands

Domestic	1,753	3,757	4,830
Foreign	1,014	1,207	696
	2,767	4,964	5,526

Schedule of Taxes on Income Included in Statements of Operations
	Years Ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	U.S. dollars in thousands
Current:
Domestic	$202	$252	$308
Foreign	60	125	45
	262	377	353
Deferred:
Domestic	(38)	(6)	12
Foreign	(61)	(37)	(6)
	(99)	(43)	6
	$163	$334	$359

Schedule of Reconciliation of Theoretical Tax Expense
	U.S. dollars in thousands	Percent

Income before taxes on income, as reported in the statements of operations	$2,767	100%

Theoretical tax expense	636	23%
Less - tax benefits arising from Technologic Preferred Enterprise status in Israel, see a. above	(272)	(9.82)%
	364	13.18%

Foreign tax effects	(115)	(4.15)%
Changes in valuation allowance	(102)	(3.68)%
Non-taxable or non-deductible items	4	0.13%
Other adjustments	12	0.4%
Taxes on income for the reported years:	$163	5.88%
	Years Ended December 31,
	2 0 2 4	2 0 2 3
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations	$4,964	$5,526

Theoretical tax expense	1,142	1,271
Less - tax benefits arising from Technologic Preferred Enterprise status in Israel, see a. above	(583)	(757)
	559	514
Increase (decrease) in taxes resulting from other differences:
Disallowable deductions	120	140
Taxes on income from previous years	(44)	(88)
Changes in valuation allowance	(229)	(178)
Other	(72)	(29)
Taxes on income for the reported years:	$334	$359